Short-Term Investments	12 Months Ended
Dec. 31, 2012
Short-Term Investments

5. SHORT-TERM INVESTMENTS

The Company classified certain short-term investments as trading securities in 2010, 2011 and 2012. Realized gains on sales of these trading securities were US$2 thousand, US$10 thousand and US$2 thousand for the years ended December 31, 2010, 2011 and 2012, respectively. The amount of unrealized gains or losses related to trading securities and structured notes still held at year end were nil, nil and US$188 thousand for the years ended December 31, 2010, 2011 and 2012, respectively.